On letterhead of SIGNAL ADVANCE, INC.



December 10, 2012

Amended Confidential Draft Registration Statement
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549



The registrant is attmetping to provide a copy of the IEEE article in HTM format in order to supply the missing images as requested in the SEC communication dated 01OCT12. The registrants response was submitted in "*.txt" format. As such, the graphic figures associated with Appendix G
- Copy of the IEEE CASM Article could not be included.

With regards,


 /s/ Chris M. Hymel
-------------------------
 Chris M. Hymel.

2520 County Road 81
Rosharon, TX 77583
713 510 7445 (Office)
832 646 5564 (Cell)
chymel@signaladvance.com